Offerings	Jun. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of: (i) one share of common stock, par value $0.0001 per share, and (ii) three-quarters of one redeemable Warrant entitling the holder to purchase one whole share of common stock, par value $0.0001 per share
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 143,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,851.88
Offering Note	1(a) Includes securities that may be purchased by the underwriters pursuant to their over-allotment option. 1(b) Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of securities of the registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. 1(c) The Registrant originally contemplated conducting an initial public offering of $200,000,000 of shares of common stock of the Registrant, which was subsequently reduced to an initial public offering of $125,000,000 of shares of common stock of the Registrant. As a result, the Registrant previously paid a filing fee of $31,763, assuming an offering size of $230,000,000.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of: (i) one share of common stock, par value $0.0001 per share, and (ii) three-quarters of one redeemable Warrant entitling the holder to purchase one whole share of common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 86,250,000.00
Amount of Registration Fee	$ 11,911.13
Offering Note	2 See Notes 1(a), 1(b) and 1(c).
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Shares of common stock, par value $0.0001 per share, included in the Units
Amount Registered | shares	14,375,000
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	3 See Notes 1(a), 1(b) and 1(c).
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable Warrants included in the Units
Amount Registered | shares	10,781,250
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	4 See Notes 1(a), 1(b) and 1(c).